Document and Entity Information	Sep. 18, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2020
Entity Registrant Name	FRONTIER COMMUNICATIONS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11001
Entity Tax Identification Number	06-0619596
Entity Address, Address Line One	401 MERRITT 7
Entity Address, City or Town	NORWALK
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	614-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000020520